Cover	Aug. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2025
Entity File Number	333-233778
Entity Registrant Name	Phoenix Plus Corp.
Entity Central Index Key	0001785493
Entity Tax Identification Number	61-1907931
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2-3 & 2-5 BEDFORD BUSINESS PARK,
Entity Address, Address Line Two	JALAN 3/137B,
Entity Address, Address Line Three	BATU 5, JALAN KELANG LAMA
Entity Address, City or Town	KUALA LUMPUR
Entity Address, Country	MY
Entity Address, Postal Zip Code	58200
City Area Code	(+603)
Local Phone Number	7971 8168
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false